Consolidated Assets of Groups Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Its Significant Unconsolidated VIEs (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 4,553	¥ 3,811
Significant unconsolidated VIEs- Total assets	3,851	3,763
Significant unconsolidated VIEs- Maximum exposure to loss	626	545
Asset-backed commercial paper/loan programs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,403	2,212
Asset-backed securitizations
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	423	385
Significant unconsolidated VIEs- Total assets	385	463
Significant unconsolidated VIEs- Maximum exposure to loss	39	37
Investments in securitization products
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	181
Significant unconsolidated VIEs- Total assets	531	530
Significant unconsolidated VIEs- Maximum exposure to loss	200	206
Investment funds
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	1,508	1,175
Significant unconsolidated VIEs- Total assets	2,935	2,770
Significant unconsolidated VIEs- Maximum exposure to loss	387	302
Trust arrangements and other
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 38	¥ 39